Insurance Contracts (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of types of insurance contracts [abstract]
Summary of Deferred Acquisition Costs	Details of deferred acquisition costs included in other assets as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Non-life insurance	￦	965,683	￦	1,230,375
Life insurance		205,289		345,831

	￦	1,170,972	￦	1,576,206

Summary of Changes in the Deferred Acquisition Costs Included in Other Assets	Changes in deferred acquisition costs included in other assets for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Beginning		Increase		Amortization		Ending
	(In millions of Korean won)
Non-life insurance	￦	786,626	￦	872,811	￦	(693,754)	￦	965,683
Life insuranc e		134,739		144,429		(73,879)		205,289

	￦	921,365	￦	1,017,240	￦	(767,633)	￦	1,170,972

	2021
	Beginning		Increase		Amortization		Ending
	(In millions of Korean won)
Non-life insurance	￦	965,683	￦	965,735	￦	(701,043)	￦	1,230,375
Life insurance		205,289		258,653		(118,111)		345,831

	￦	1,170,972	￦	1,224,388	￦	(819,154)	￦	1,576,206

Summary of Reinsurance Assets Included in Other Assets	Details of reinsurance assets included in other assets as of December 31, 2020 and 2021, are as follows:

		December 31, 2020		December 31, 2021
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims:
	General insurance	￦	732,579	￦	879,936
	Automobile insurance		14,916		16,989
	Long-term insurance		156,234		178,531
	Unearned premium reserve:
	General insurance		285,634		262,020
	Automobile insurance		10,870		5,575

			1,200,233		1,343,051

Life insurance	Reserve for outstanding claims		2,081		2,169
	Unearned premium reserve		951		985

			3,032		3,154

Others	Reserve for outstanding claims		2,427		2,103
	Unearned premium reserve		895		620

			3,322		2,723

Total reinsurance assets			1,206,587		1,348,928
Less: Allowances for impairment losses			(879)		(436)

		￦	1,205,708	￦	1,348,492

Summary of Changes in Reinsurance Assets Included in Other Assets	Changes in reinsurance assets included in other assets for the years ended December 31, 2020 and 2021, are as follows:

		2020
		Beginning		Net increase (decrease)		Business combination		Ending
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims:
	General insurance	￦	361,065	￦	371,514	￦	—	￦	732,579
	Automobile insurance		16,555		(1,639)		—		14,916
	Long-term insurance		130,758		25,476		—		156,234
	Unearned premium reserve:
	General insurance		208,820		76,814		—		285,634
	Automobile insurance		19,952		(9,082)		—		10,870

			737,150		463,083		—		1,200,233

Life insurance	Reserve for outstanding claims		1,639		(564)		1,006		2,081
	Unearned premium reserve		408		(27)		570		951

			2,047		(591)		1,576		3,032

Others	Reserve for outstanding claims		2,563		(136)		—		2,427
	Unearned premium reserve		844		51		—		895

			3,407		(85)		—		3,322

Total reinsurance assets			742,604		462,407		1,576		1,206,587
Less: Allowances for impairment losses			(1,953)		1,074		—		(879)

		￦	740,651	￦	463,481	￦	1,576	￦	1,205,708

		2021
		Beginning		Net increase (decrease)		Ending
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims:
	General insurance	￦	732,579	￦	147,357	￦	879,936
	Automobile insurance		14,916		2,073		16,989
	Long-term insurance		156,234		22,297		178,531
	Unearned premium reserve:
	General insurance		285,634		(23,614)		262,020
	Automobile insurance		10,870		(5,295)		5,575

			1,200,233		142,818		1,343,051

Life insurance	Reserve for outstanding claims		2,081		88		2,169
	Unearned premium reserve		951		34		985

			3,032		122		3,154

Others	Reserve for outstanding claims		2,427		(324)		2,103
	Unearned premium reserve		895		(275)		620

			3,322		(599)		2,723

Total reinsurance assets			1,206,587		142,341		1,348,928
Less: Allowances for impairment losses			(879)		443		(436)

		￦	1,205,708	￦	142,784	￦	1,348,492

Summary of Insurance Liabilities	Details of insurance liabilities by insurance type as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Non-life insurance		Life insurance		Others		Total
	(In millions of Korean won)
Premium reserve*	￦	24,990,530	￦	23,264,955	￦	—	￦	48,255,485
Reserve for outstanding claims		2,885,006		252,883		2,426		3,140,315
Unearned premium reserve		1,859,367		9,450		896		1,869,713
Reserve for dividend to policyholders		129,660		41,024		—		170,684
Reserve for distribution of earnings to policyholders		51,292		5,009		—		56,301
Reserve for loss compensation on participating insurance		20,090		6,818		—		26,908
Guarantee reserve		—		895,890		—		895,890

	￦	29,935,945	￦	24,476,029	￦	3,322	￦	54,415,296

	December 31, 2021
	Non-life insurance		Life insurance		Others		Total
	(In millions of Korean won)
Premium reserve*	￦	26,086,004	￦	24,363,509	￦	—	￦	50,449,513
Reserve for outstanding claims		3,378,427		259,848		2,102		3,640,377
Unearned premium reserve		1,909,327		9,358		622		1,919,307
Reserve for dividend to policyholders		122,025		40,960		—		162,985
Reserve for distribution of earnings to policyholders		63,093		4,857		—		67,950
Reserve for loss compensation on participating insurance		24,790		6,108		—		30,898
Guarantee reserve		—		894,906		—		894,906

	￦	31,583,666	￦	25,579,546	￦	2,724	￦	57,165,936

*	Includes negative VOBA amounting to ￦2,698,010 million and ￦2,390,985 million as of December 31, 2020 and 2021, respectively.

Summary of Changes in Insurance Liabilities	Changes in insurance liabilities for the years ended December 31, 2020 and 2021, are as follows:

		2020
		Beginning		Net increase (decrease) 1		Business combination		Ending
		(In millions of Korean won)
Non-life insurance	General insurance	￦	1,064,913	￦	503,828	￦	—	￦	1,568,741
	Automobile insurance		1,623,846		274,026		—		1,897,872
	Long-term insurance		25,006,078		1,356,401		—		26,362,479
	Long-term investment contract		108,938		(2,085)		—		106,853
Life insurance	Pure endowment insurance		5,236,128		318,109		2,016,112		7,570,349
	Death insurance		642,963		404,456		14,658,632		15,706,051
	Endowment insurance		1,270,855		(156,688)		74,132		1,188,299
	Group insurance and others 2		9,555		(2,238)		4,013		11,330
Others			3,407		(85)		—		3,322

		￦	34,966,683	￦	2,695,724	￦	16,752,889	￦	54,415,296

		2021
		Beginning		Net increase (decrease) 1		Ending
		(In millions of Korean won)
Non-life insurance	General insurance	￦	1,568,741	￦	222,543	￦	1,791,284
	Automobile insurance		1,897,872		127,693		2,025,565
	Long-term insurance		26,362,479		1,373,257		27,735,736
	Long-term investment contract		106,853		(75,772)		31,081
Life insurance	Pure endowment insurance		7,570,349		436,999		8,007,348
	Death insurance		15,706,051		810,366		16,516,417
	Endowment insurance		1,188,299		(142,962)		1,045,337
	Group insurance and others 2		11,330		(886)		10,444
Others			3,322		(598)		2,724

		￦	54,415,296	￦	2,750,640	￦	57,165,936

1	Includes exchange differences effect and decrease in liabilities related to investment contracts.
2	Includes reserve for distribution of earnings to policyholders and reserve for loss compensation on participating insurance.

Summary of Assumptions and Basis for the Insurance Liability Adequacy Test	According to the revision of the Detailed Regulations on Supervision of Insurance Business, the criteria for the insurance liability adequacy test were changed, and the Group accounted for the change as a change in accounting policy because it provided reliable and more relevant information about current estimates of future cash flows. This change in accounting policy has no effect on the consolidated financial statements, but comparative notes have been restated.KB Insurance Co., Ltd.
Assumptions and calculation basis for the insurance liability adequacy test of KB Insurance Co., Ltd. as of December 31, 2020 and 2021, are as follows:

	Assumptions (%)		Calculation basis
	December 31, 2020	December 31, 2021
Long-term insurance
Discount rate	-3.98~23.96	-3.39~19.54	Calculated by applying an interest rate scenario which is a risk-free rate scenario adjusted by liquidity premium presented by director of the Financial Supervisory Service
Expense ratio	6.46	6.25	Calculated using future expense plan based on the recent one-year experience statistics
Lapse ratio	1.48~35.44	1.49~35.98	Calculated based on the recent five-year experience statistics
Risk ratio	11.9~1,055.2	7.4~1,143.8	Calculated by ratio of insurance claim payments to risk premiums based on the recent seven-year experience statistics
General insurance
Lapse ratio	1.1	0.9	Ratio of surrender value to direct insurance premiums by type of contracts for the preceding five years

	Assumptions (%)		Calculation basis
	December 31, 2020	December 31, 2021
Sales cost ratio	6.5	6.3	Ratio of sales cost to direct insurance premiums by type of contracts for the preceding year (applicable only to unpaid premiums)
Maintenance cost ratio	10.7	10.5	Ratio of maintenance cost to earned premiums by type of contracts for the preceding year
Claim survey cost ratio	4.7	4.7	Ratio of claim survey cost to insurance claim payments by type of contracts for the preceding three years
Loss ratio	71.0	78.5	Ratio of final loss incurred to earned premiums by type of contracts for the preceding five years
Automobile insurance
Lapse ratio	4.6	4.7	Ratio of surrender value to direct insurance premiums by type of contracts for the preceding five years
Sales cost ratio	8.1	7.6	Ratio of sales cost to direct insurance premiums by type of contracts for the preceding year (applicable only to unpaid premiums)
Maintenance cost ratio	9.0	8.8	Ratio of maintenance cost to earned premiums by type of collaterals for the preceding year
Claim survey cost ratio	8.4	8.1	Ratio of claim survey cost to insurance claim payments by type of collaterals for the preceding three years
Loss ratio	78.2	78.2	Ratio of final loss incurred to earned premiums by type of collaterals for the preceding five years
KB Life Insurance Co., Ltd.
Assumptions and calculation basis for the insurance liability adequacy test of KB Life Insurance Co., Ltd. as of December 31, 2020 and 2021, are as follows:

	Assumptions (%)		Calculation basis
	December 31, 2020	December 31, 2021
Lapse ratio	0~65.50	0~65.57	Ratio of canceled premiums to premiums by product group, method of payment, channel, and elapsed period, based on the recent five-year experience statistics

Loss ratio	24~156	22~162	Ratio of number of accidents to the number of holding contracts, by collateral, gender, and elapsed period, based on the recent seven-year experience statistics

Discount rate	-3.62~23.48	-3.39~19.54	Estimated investment yield based on the interest rate scenario provided by the Financial Supervisory Service adjusted by risk spread
Prudential Life Insurance Company of Korea Ltd.
Assumptions and calculation basis for the insurance liability adequacy test of Prudential Life Insurance Company of Korea Ltd. as of December 31, 2020 and 2021, are as follows:

Assumptions (%)
	December 31, 2020	December 31, 2021	Calculation basis
Discount rate	-3.98~23.96	-3.39~19.54	Calculated by applying an interest rate scenario which is a risk-free rate scenario adjusted by liquidity premium presented by the Financial Supervisory Service

Lapse ratio	2~28	1~26	Calculated based on the amount of insurance coverage by elapsed period based on the recent five-year experience statistics

Risk ratio	21~312	28~545	Calculated by ratio of insurance claim payments to risk premiums by elapsed period based on the recent five-year experience statistics

Summary of Results of the Insurance Liability Adequacy Test
Results of the insurance liability adequacy test of KB Insurance Co., Ltd. as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Recognized liabilities*		Estimated adequate liabilities		Surplus (shortfall)
	(In millions of Korean won)
General insurance	￦	461,227	￦	391,040	￦	70,187
Automobile insurance		1,363,104		1,290,439		72,665
Long-term insurance		20,892,077		13,671,990		7,220,087

	￦	22,716,408	￦	15,353,469	￦	7,362,939

	December 31, 2021
	Recognized liabilities*		Estimated adequate liabilities		Surplus (shortfall)
	(In millions of Korean won)
General insurance	￦	465,812	￦	437,555	￦	28,257
Automobile insurance		1,401,462		1,322,026		79,436
Long-term insurance		21,812,939		14,277,162		7,535,777

		￦23,680,213	￦	16,036,743	￦	7,643,470

*
In the case of long-term insurance, premium reserve and unearned premium reserve are recognized; the premium reserve is the amount of subtracting deferred acquisition costs and insurance contract loans from the net insurance premium reserve in accordance with Article 6-3 of the Regulations on Supervision of Insurance Business.

The insurance liability adequacy test of KB Life Insurance Co., Ltd. is performed by contract type such as interest rate type and dividend type. Results of the insurance liability adequacy test as of December 31, 2020 and 2021, are as follows:

		December 31, 2020
		Recognized liabilities		Estimated adequate liabilities		Surplus (shortfall)
		(In millions of Korean won)
Fixed interest type	Participating	￦	30,447	￦	57,162	￦	(26,715)
	Non-participating		395,766		66,380		329,386
Variable interest type	Participating		970,376		1,010,383		(40,007)
	Non-participating		5,508,172		5,275,939		232,233
Variable type			(26,685)		(125,530)		98,845

Total		￦	6,878,076	￦	6,284,334	￦	593,742

		December 31, 2021
		Recognized liabilities		Estimated adequate liabilities		Surplus (shortfall)
		(In millions of Korean won)
Fixed interest type	Participating	￦	30,828	￦	51,443	￦	(20,615)
	Non-participating		664,569		5,876		658,693
Variable interest type	Participating		896,754		913,067		(16,313)
	Non-participating		5,754,214		5,263,775		490,439
Variable type			(7,822)		(101,418)		93,596

		￦	7,338,543	￦	6,132,743	￦	1,205,800

The insurance liability adequacy test of Prudential Life Insurance Company of Korea Ltd. is performed by contract type such as interest rate type and dividend type. Results of the insurance liability adequacy test as of December 31, 2020 and 2021, are as follows:

		Surplus (shortfall)
		December 31, 2020		December 31, 2021
		(In millions of Korean won)
Fixed interest type	Participating	￦	(14,701)	￦	(7,687)
	Non-participating		(865,083)		787,200
Variable interest type	Non-participating		100,825		128,963
Variable type			1,584,469		1,278,620

		￦	805,510	￦	2,187,096

As a result of the liability adequacy test, the Group did not set additional reserve as it shows net surplus. As such, there was no amount recorded as a result of the liability adequacy test as of December 31, 2021.

Summary of Insurance Income and Expenses
Details of insurance income and insurance expenses for the years ended December 31, 2019, 2020 and 2021, are as follows:

		2019		2020		2021
		(In millions of Korean won)
Insurance income	Premium income	￦	11,173,367	￦	12,872,727	￦	14,684,383
	Reinsurance income		850,871		823,500		990,437
	Reversal of policy reserve		993		85		599
	Separate account income		216,429		216,485		286,967
	Income from changes in reinsurance assets		42,432		467,729		135,159
	Other insurance income		33,090		6,114		10,313

			12,317,182		14,386,640		16,107,858

Insurance expenses	Insurance claims paid		5,046,772		5,264,829		5,777,899
	Dividend expenses		9,902		11,661		14,038
	Refunds of surrender value		2,870,543		3,286,150		4,032,209
	Reinsurance expenses		1,018,007		1,127,304		1,163,056
	Provision for policy reserve		1,547,264		2,709,903		2,761,735
	Separate account expenses		139,810		113,703		112,180
	Administration expenses		453,016		563,085		644,947
	Amortization of deferred acquisition costs		679,279		767,633		819,154
	Expenses from changes in reinsurance assets		314		163		—
	Claim survey expenses paid		52,123		58,873		60,234
	Other insurance expenses		200,640		183,343		165,695

			12,017,670		14,086,647		15,551,147

Net insurance income		￦	299,512	￦	299,993	￦	556,711

Summary of Exposure to Insurance Price Risk
The Group’s exposure to insurance price risk as of December 31, 2020 and 2021, as follows:

	December 31, 2020
	Direct risk premium		Assumed risk reinsurance premium		Ceded risk reinsurance premium		Total
	(In millions of Korean won)
General	￦	1,088,791	￦	79,429	￦	(663,750)	￦	504,470
Automobile		2,491,412		—		(21,433)		2,469,979
Long-term		2,803,532		—		(415,439)		2,388,093

	￦	6,383,735	￦	79,429	￦	(1,100,622)	￦	5,362,542

	December 31, 2021
	Direct risk premium		Assumed risk reinsurance premium		Ceded risk reinsurance premium		Total
	(In millions of Korean won)
General	￦	1,161,427	￦	93,191	￦	(630,231)	￦	624,387
Automobile		2,538,277		—		(13,683)		2,524,594
Long-term		3,128,821		—		(462,261)		2,666,560

	￦	6,828,525	￦	93,191	￦	(1,106,175)	￦	5,815,541

Summary of Loss Development Tables for Non-Life Insurance	Claims development tables
The Group verifies and evaluates the adequacy of reserve for outstanding claims for general, automobile, and long-term insurance with two or more methods, including paid loss development trend and incurred loss development trend. If the individually estimated claims are insufficient, the Group recognizes additional reserves. Claims development tables as of December 31, 2020 and 2021, are as follows:
<2020>
General Insurance

	Development year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2016.1.1 ~ 2016.12.31	￦	145,618	￦	167,818	￦	171,206	￦	178,265	￦	180,160
2017.1.1 ~ 2017.12.31		168,409		200,699		204,368		206,201		—
2018.1.1 ~ 2018.12.31		200,968		241,474		246,871		—		—
2019.1.1 ~ 2019.12.31		219,881		263,849		—		—		—
2020.1.1 ~ 2020.12.31		232,622		—		—		—		—

		967,498		873,840		622,445		384,466		180,160

Gross cumulative claim payments (B)
2016.1.1 ~ 2016.12.31		108,098		151,282		162,059		170,353		175,063
2017.1.1 ~ 2017.12.31		132,430		184,333		193,780		199,225		—
2018.1.1 ~ 2018.12.31		153,770		217,955		235,900		—		—
2019.1.1 ~ 2019.12.31		185,645		246,397		—		—		—
2020.1.1 ~ 2020.12.31		167,129		—		—		—		—

		747,072		799,967		591,739		369,578		175,063

Difference (A-B)	￦	220,426	￦	73,873	￦	30,706	￦	14,888	￦	5,097

Automobile Insurance

	Development year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2014.1.1 ~ 2014.12.31	￦	1,174,611	￦	1,193,833	￦	1,205,524	￦	1,212,025	￦	1,212,162	￦	1,214,524	￦	1,217,006
2015.1.1 ~ 2015.12.31		1,227,106		1,245,780		1,256,058		1,263,044		1,267,142		1,271,001		—
2016.1.1 ~ 2016.12.31		1,276,939		1,281,381		1,287,728		1,294,735		1,299,964		—		—
2017.1.1 ~ 2017.12.31		1,342,998		1,348,828		1,358,867		1,368,016		—		—		—
2018.1.1 ~ 2018.12.31		1,468,784		1,471,807		1,481,509		—		—		—		—
2019.1.1 ~ 2019.12.31		1,591,793		1,620,609		—		—		—		—		—
2020.1.1 ~ 2020.12.31		1,624,341		—		—		—		—		—		—

		9,706,572		8,162,238		6,589,686		5,137,820		3,779,268		2,485,525		1,217,006

	Development year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Gross cumulative claim payments (B)
2014.1.1 ~ 2014.12.31		969,211		1,150,462		1,180,953		1,196,387		1,204,580		1,208,421		1,210,632
2015.1.1 ~ 2015.12.31		1,020,975		1,198,241		1,228,357		1,245,779		1,254,187		1,261,995		—
2016.1.1 ~ 2016.12.31		1,052,830		1,235,656		1,264,651		1,282,346		1,288,754		—		—
2017.1.1 ~ 2017.12.31		1,104,158		1,306,235		1,335,962		1,350,174		—		—		—
2018.1.1 ~ 2018.12.31		1,224,820		1,428,973		1,456,532		—		—		—		—
2019.1.1 ~ 2019.12.31		1,332,849		1,570,194		—		—		—		—		—
2020.1.1 ~ 2020.12.31		1,353,799		—		—		—		—		—		—

		8,058,642		7,889,761		6,466,455		5,074,686		3,747,521		2,470,416		1,210,632

Difference (A-B)	￦	1,647,930	￦	272,477	￦	123,231	￦	63,134	￦	31,747	￦	15,109	￦	6,374

Long-term Insurance

	Development year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2014.1.1 ~ 2014.12.31	￦	789,088	￦	1,083,049	￦	1,114,820	￦	1,119,206	￦	1,122,191	￦	1,123,240	￦	1,124,628
2015.1.1 ~ 2015.12.31		885,476		1,219,394		1,256,051		1,266,881		1,270,967		1,273,615		—
2016.1.1 ~ 2016.12.31		1,064,744		1,437,573		1,485,839		1,500,403		1,506,889		—		—
2017.1.1 ~ 2017.12.31		1,184,224		1,614,903		1,670,929		1,689,768		—		—		—
2018.1.1 ~ 2018.12.31		1,372,706		1,881,046		1,941,497		—		—		—		—
2019.1.1 ~ 2019.12.31		1,626,481		2,229,830		—		—		—		—		—
2020.1.1 ~ 2020.12.31		1,818,316		—		—		—		—		—		—

		8,741,035		9,465,795		7,469,136		5,576,258		3,900,047		2,396,855		1,124,628

Gross cumulative claim payments (B)
2014.1.1 ~ 2014.12.31		744,944		1,065,792		1,104,468		1,114,341		1,119,531		1,122,378		1,123,868
2015.1.1 ~ 2015.12.31		836,471		1,205,130		1,248,475		1,262,528		1,269,557		1,272,648		—
2016.1.1 ~ 2016.12.31		1,017,243		1,424,948		1,477,415		1,496,556		1,503,841		—		—
2017.1.1 ~ 2017.12.31		1,130,868		1,599,227		1,662,978		1,683,997		—		—		—
2018.1.1 ~ 2018.12.31		1,319,613		1,868,434		1,933,543		—		—		—		—
2019.1.1 ~ 2019.12.31		1,574,696		2,211,717		—		—		—		—		—
2020.1.1 ~ 2020.12.31		1,749,647		—		—		—		—		—		—

		8,373,482		9,375,248		7,426,879		5,557,422		3,892,929		2,395,026		1,123,868

Difference (A-B)	￦	367,553	￦	90,547	￦	42,257	￦	18,836	￦	7,118	￦	1,829	￦	760

<2021>
General Insurance

	Development year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2017.1.1 ~ 2017.12.31	￦	169,234	￦	201,406	￦	205,075	￦	206,856	￦	207,252
2018.1.1 ~ 2018.12.31		200,968		241,471		246,499		250,083		—
2019.1.1 ~ 2019.12.31		219,419		263,105		267,687		—		—
2020.1.1 ~ 2020.12.31		232,622		273,531		—		—		—
2021.1.1 ~ 2021.12.31		290,480		—		—		—		—

		1,112,723		979,513		719,261		456,939		207,252

Gross cumulative claim payments (B)
2017.1.1 ~ 2017.12.31		133,254		185,107		194,511		199,926		202,548
2018.1.1 ~ 2018.12.31		153,770		217,955		235,900		240,171		—
2019.1.1 ~ 2019.12.31		185,645		246,397		258,465		—		—
2020.1.1 ~ 2020.12.31		167,129		244,074		—		—		—
2021.1.1 ~ 2021.12.31		236,265		—		—		—		—

		876,063		893,533		688,876		440,097		202,548

Difference(A-B)	￦	236,660	￦	85,980	￦	30,385	￦	16,842	￦	4,704

Automobile Insurance

	Development year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2015.1.1 ~ 2015.12.31	￦	1,227,107	￦	1,245,781	￦	1,256,059	￦	1,263,044	￦	1,267,142	￦	1,271,000	￦	1,282,673
2016.1.1 ~ 2016.12.31		1,276,939		1,281,381		1,287,728		1,294,735		1,299,964		1,309,221		—
2017.1.1 ~ 2017.12.31		1,342,998		1,348,828		1,358,867		1,368,016		1,371,619		—		—
2018.1.1 ~ 2018.12.31		1,468,784		1,471,807		1,481,509		1,488,890		—		—		—
2019.1.1 ~ 2019.12.31		1,591,793		1,620,609		1,635,704		—		—		—		—
2020.1.1 ~ 2020.12.31		1,624,341		1,632,626		—		—		—		—		—
2021.1.1 ~ 2021.12.31		1,750,508		—		—		—		—		—		—

		10,282,470		8,601,032		7,019,867		5,414,685		3,938,725		2,580,221		1,282,673

Gross cumulative claim payments(B)
2015.1.1 ~ 2015.12.31		1,020,975		1,198,240		1,228,357		1,245,780		1,254,186		1,261,995		1,264,247
2016.1.1 ~ 2016.12.31		1,052,830		1,235,656		1,264,651		1,282,346		1,288,754		1,291,380		—
2017.1.1 ~ 2017.12.31		1,104,158		1,306,235		1,335,962		1,350,174		1,357,903		—		—
2018.1.1 ~ 2018.12.31		1,224,820		1,428,973		1,456,532		1,471,379		—		—		—
2019.1.1 ~ 2019.12.31		1,332,849		1,570,194		1,598,956		—		—		—		—
2020.1.1 ~ 2020.12.31		1,353,799		1,570,730		—		—		—		—		—
2021.1.1 ~ 2021.12.31		1,445,877		—		—		—		—		—		—

		8,535,308		8,310,028		6,884,458		5,349,679		3,900,843		2,553,375		1,264,247

Difference(A-B)	￦	1,747,162	￦	291,004	￦	135,409	￦	65,006	￦	37,882	￦	26,846	￦	18,426

Long-term Insurance

	Development year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2015.1.1 ~ 2015.12.31	￦	885,476	￦	1,219,394	￦	1,256,051	￦	1,266,881	￦	1,270,967	￦	1,273,615	￦	1,275,520
2016.1.1 ~ 2016.12.31		1,064,744		1,437,574		1,485,839		1,500,403		1,506,889		1,510,197		—
2017.1.1 ~ 2017.12.31		1,184,224		1,614,903		1,670,929		1,689,768		1,695,477		—		—
2018.1.1 ~ 2018.12.31		1,372,706		1,881,046		1,941,497		1,965,983		—		—		—
2019.1.1 ~ 2019.12.31		1,626,481		2,229,830		2,297,861		—		—		—		—
2020.1.1 ~ 2020.12.31		1,818,316		2,442,633		—		—		—		—		—
2021.1.1 ~ 2021.12.31		2,124,582		—		—		—		—		—		—

		10,076,529		10,825,380		8,652,177		6,423,035		4,473,333		2,783,812		1,275,520

Gross cumulative claim payments(B)
2015.1.1 ~ 2015.12.31		836,472		1,205,130		1,248,475		1,262,528		1,269,557		1,272,648		1,274,908
2016.1.1 ~ 2016.12.31		1,017,243		1,424,948		1,477,415		1,496,556		1,503,841		1,507,284		—
2017.1.1 ~ 2017.12.31		1,130,868		1,599,227		1,662,978		1,683,997		1,692,323		—		—
2018.1.1 ~ 2018.12.31		1,319,613		1,868,434		1,933,543		1,958,256		—		—		—
2019.1.1 ~ 2019.12.31		1,574,696		2,211,717		2,288,023		—		—		—		—
2020.1.1 ~ 2020.12.31		1,749,647		2,426,351		—		—		—		—		—
2021.1.1 ~ 2021.12.31		2,057,154		—		—		—		—		—		—

		9,685,693		10,735,807		8,610,434		6,401,337		4,465,721		2,779,932		1,274,908

Difference(A-B)	￦	390,836	￦	89,573	￦	41,743	￦	21,698	￦	7,612	￦	3,880	￦	612

Summary of Sensitivity to Insurance Risk
38.5.6 Sensitivity analysis of insurance risk
The Group manages insurance risk by performing sensitivity analysis based on lapse ratio, loss ratio, expense ratio, discount rate, and others which are considered to have significant influence on future cash flow, timing, and uncertainty. Sensitivity analysis of insurance liabilities was conducted only in the unfavorable direction where additional insurance liabilities could be reserved as the surplus was sufficient as a result of the insurance liability adequacy test.

	December 31, 2020
	Assumption change		Effect on
			Base amount of LAT		Insurance liabilities		Profit before tax		Equity
			(In millions of Korean won)
Lapse ratio	+10%		￦	351,205	￦	—	￦	—	￦	—
Loss ratio	+10%			5,203,896		—		—		—
Expense ratio	+10%			388,406		—		—		—
Discount rate	-0.5	%p		2,097,400		—		—		—

	December 31, 2021
	Assumption change		Effect on
			Base amount of LAT		Insurance liabilities		Profit before tax		Equity
			(In millions of Korean won)
Lapse ratio	+10%		￦	337,969	￦	—	￦	—	￦	—
Loss ratio	+10%			6,065,429		—		—		—
Expense ratio	+10%			503,132		—		—		—
Discount rate	-0.5	%p		1,985,421		—		—		—
38.7.7 Sensitivity analysis of insurance risk
The Group manages insurance risk by performing sensitivity analysis based on lapse ratio, claim ratio, expense ratio, discount rate, and others which are considered to have significant influence on future cash flow, timing, and uncertainty. Sensitivity analysis of insurance liabilities was conducted only in the unfavorable direction where additional insurance liabilities could be reserved as the surplus was sufficient as a result of the insurance liability adequacy test.

	December 31, 2020
	Assumption change		Effect on
			Base amount of LAT		Insurance liabilities		Profit before tax		Equity
			(In millions of Korean won)
Lapse ratio	+10%		￦	158,219	￦	—	￦	—	￦	—
Claim ratio	+10%			719,689		—		—		—
Expense ratio	+10%			213,675		—		—		—
Discount rate	-0.5	%p		1,687,116		—		—		—

	December 31, 2021
	Assumption change		Effect on
			Base amount of LAT		Insurance liabilities		Profit before tax		Equity
			(In millions of Korean won)
Lapse ratio	+10%		￦	114,427	￦	—	￦	—	￦	—
Claim ratio	+10%			571,446		—		—		—
Expense ratio	+10%			157,924		—		—		—
Discount rate	-0.5	%p		1,563,571		—		—		—
38.6.6 Sensitivity analysis of insurance risk
The Group manages insurance risk by performing sensitivity analysis based on lapse ratio, claim ratio, expense ratio, discount rate, and others which are considered to have significant influence on future cash flow, timing, and uncertainty. Sensitivity analysis of insurance liabilities was conducted only in the unfavorable direction where additional insurance liabilities could be reserved as the surplus was sufficient as a result of the insurance liability adequacy test.

	December 31, 2020
	Assumption change		Effect on
			Base amount of LAT		Insurance liabilities		Profit before tax		Equity
			(In millions of Korean won)
Lapse ratio	+10%		￦	51,370	￦	—	￦	—	￦	—
Claim ratio	+10%			31,020		—		—		—
Expense ratio	+10%			33,616		—		—		—
Discount rate	-0.5	%p		511,913		—		—		—

	December 31, 2021
	Assumption change		Effect on
			Base amount of LAT		Insurance liabilities		Profit before tax		Equity
			(In millions of Korean won)
Lapse ratio	+10%		￦	82,811	￦	—	￦	—	￦	—
Claim ratio	+10%			50,899		—		—		—
Expense ratio	+10%			53,511		—		—		—
Discount rate	-0.5	%p		482,638		—		—		—

Summary of Maturity Structure of Premium Reserve Related to Liquidity Risk
Maturity structure of premium reserve as of December 31, 2020 and 2021, as follows:

	December 31, 2020*
	Up to 1 year		1~5 years		5~10 years		10~20 years		Over 20 years		Total
	(In millions of Korean won)
Long-term insurance non-participating:
Fixed interest type	￦	70,782	￦	191,570	￦	78,092	￦	51,216	￦	175,387	￦	567,047
Variable interest type		663,210		2,304,298		1,937,621		845,404		14,716,753		20,467,286

		733,992		2,495,868		2,015,713		896,620		14,892,140		21,034,333

Annuity:
Fixed interest type		5		717		2,203		3,817		738		7,480
Variable interest type		242		83,568		390,516		1,301,383		2,195,244		3,970,953

		247		84,285		392,719		1,305,200		2,195,982		3,978,433

Total:
Fixed interest type		70,787		192,287		80,295		55,033		176,125		574,527
Variable interest type		663,452		2,387,866		2,328,137		2,146,787		16,911,997		24,438,239

	￦	734,239	￦	2,580,153	￦	2,408,432	￦	2,201,820	￦	17,088,122	￦	25,012,766

	December 31, 2021*
	Up to 1 year		1~5 years		5~10 years		10~20 years		Over 20 years		Total
	(In millions of Korean won)
Long-term insurance non-participating:
Fixed interest type	￦	121,988	￦	64,730	￦	77,880	￦	59,042	￦	324,259	￦	647,899
Variable interest type		959,348		1,958,267		1,536,690		919,726		16,123,312		21,497,343

		1,081,336		2,022,997		1,614,570		978,768		16,447,571		22,145,242

Annuity:
Fixed interest type		—		820		2,134		3,813		532		7,299
Variable interest type		252		103,419		407,556		1,324,916		2,121,076		3,957,219

		252		104,239		409,690		1,328,729		2,121,608		3,964,518

Total:
Fixed interest type		121,988		65,550		80,014		62,855		324,791		655,198
Variable interest type		959,600		2,061,686		1,944,246		2,244,642		18,244,388		25,454,562

	￦	1,081,588	￦	2,127,236	￦	2,024,260	￦	2,307,497	￦	18,569,179	￦	26,109,760

*	Includes long-term investment contracts liabilities classified as investment contracts amounting to ￦ 106,853 million and ￦ 31,081 million, as of December 31, 2020 and 2021, respectively.
38.6.5 Maturity structure of premium reserve and unearned premium reserve as of December 31, 2020 and 2021, as follows:

	December 31, 2020
	Up to 3 years		3-5 years		5-10 years		10-15 years		15-20 years		Over 20 years		Total
	(In millions of Korean won)
Premium reserve	￦	739,485	￦	350,639	￦	605,931	￦	412,563	￦	451,074	￦	4,770,046	￦	7,329,738
Unearned premium reserve		162		—		23		1		—		6,291		6,477

	December 31, 2021
	Up to 3 years		3-5 years		5-10 years		10-15 years		15-20 years		Over 20 years		Total
	(In millions of Korean won)
Premium reserve	￦	651,638	￦	285,623	￦	578,102	￦	386,515	￦	545,270	￦	5,403,252	￦	7,850,400
Unearned premium reserve		156		—		24		—		—		5,763		5,943

Summary of Credit Risk of Insurance Contracts
Concentration and credit ratings for top three reinsurance companies as of December 31, 2021, are as follows:

Reinsurance company	Ratio	Credit rating
KOREAN RE	38.65%	AA
MUNICH RE	5.75%	AAA
ALLIANZGLOBAL	5.67%	AAA
Exposures to credit risk related to reinsurance as of December 31, 2020 and 2021 as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Reinsurance assets 1	￦	1,199,354	￦	1,342,615
Receivables from reinsurers 2		252,064		377,619

	￦	1,451,418	￦	1,720,234

1	Net carrying amount after impairment losses
2	Net carrying amount after allowances for credit losses

Summary of Exposure to Interest Rate Risk of Insurance Contract	Exposure to interest rate risk

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Interest-bearing liabilities
Fixed interest rate type	￦	501,147	￦	489,399
Variable interest rate type		23,213,667		24,246,760

	￦	23,714,814	￦	24,736,159

Interest-bearing assets
Due from financial institutions measured at amortized cost and cash equivalents	￦	160,249	￦	81,806
Financial assets at fair value through profit or loss		3,823,603		3,863,978
Financial assets at fair value through other comprehensive income		3,983,567		4,488,443
Securities measured at amortized cost		8,700,196		8,514,272
Loans measured at amortized cost		6,271,484		6,433,839

	￦	22,939,099	￦	23,382,338

Summary of Maximum Exposures to Insurance Price Risk
Maximum exposures to insurance price risk as of December 31, 2020 and 2021, are as follows:

	December 31, 2020				December 31, 2021
	Before reinsurance mitigation		After reinsurance mitigation		Before reinsurance mitigation		After reinsurance mitigation
	(In millions of Korean won)
Death	￦	13,509	￦	10,409	￦	14,977	￦	11,976
Disability		672		349		586		296
Hospitalization		1,213		787		1,124		730
Operation and diagnosis		4,809		1,783		5,088		1,110
Actual medical expense		1,095		23		1,194		262
Others		1,045		474		972		316

	￦	22,343	￦	13,825	￦	23,941	￦	14,690

Maximum exposures to insurance price risk as of December 31, 2020 and 2021, are as follows:

	December 31, 2020				December 31, 2021
	Before reinsurance mitigation		After reinsurance mitigation		Before reinsurance mitigation		After reinsurance mitigation
	(In millions of Korean won)
Death	￦	244,975	￦	240,121	￦	253,325	￦	250,045
Disability		10,485		9,964		10,331		10,230
Hospitalization		33,321		33,321		34,194		34,194
Operation and diagnosis		77,820		76,530		81,429		79,850

	￦	366,601	￦	359,936	￦	379,279	￦	374,319

Summary of Exposure of Market Risk Arising from Embedded Derivatives Included in Host Insurance Contracts
Exposures to market risk arising from embedded derivatives included in host insurance contracts as of December 31, 2020 and 2021, are as follows:

	December 31, 2020				December 31, 2021
	Policyholders’ reserve*		Guarantee reserve		Policyholders’ reserve*		Guarantee reserve
	(In millions of Korean won)
Variable annuity	￦	490,551	￦	2,782	￦	611,283	￦	3,014
Variable universal		90,337		2,515		78,689		2,768
Variable saving		720,197		504		556,196		393

	￦	1,301,085	￦	5,801	￦	1,246,168	￦	6,175

*	Excludes the amount of the lapsed insurance reserve.

Summary of ceded reinsurance Permiums by credit rating of reinsurer	Details of the ceded reinsurance premiums by credit rating of reinsurer for the years ended December 31, 2020 and 2021, are as follows:

	2020			2021
	Ceded reinsurance premium		Proportion (%)	Ceded reinsurance premium		Proportion (%)
	(In millions of Korean won)
AA- or higher	￦	6,444	100.00	￦	5,223	100.00
A+ ~ A-		—	—		—	—
BBB+ or lower		—	—		—	—
Others		—	—		—	—

	￦	6,444	100.00	￦	5,223	100.00

Summary of Maturity Structure of Premium Reserve
Maturity structure of premium reserve and unearned premium reserve as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Up to 3 years		3-5 years		5-10 years		10-15 years		15-20 years		Over 20 years		Total
	(In millions of Korean won)
Premium reserve	￦	48,807	￦	37,502	￦	139,973	￦	215,470	￦	418,684	￦	12,376,772	￦	13,237,208
Unearned premium reserve		31		16		58		51		77		3,633		3,866

	December 31, 2021
	Up to 3 years		3-5 years		5-10 years		10-15 years		15-20 years		Over 20 years		Total
	(In millions of Korean won)
Premium reserve	￦	39,578	￦	40,894	￦	154,062	￦	237,021	￦	528,373	￦	13,122,197	￦	14,122,125
Unearned premium reserve		31		15		50		51		65		4,092		4,304

Summary of Financial Assets Subject to the Overlay Approach
38.8.1 Details of financial assets subject to the overlay approach as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Financial assets at fair value through profit or loss:
Due from financial institutions	￦	70,312	￦	80,179
Debt securities		7,363,457		8,023,999
Equity securities		305,337		239,426

	￦	7,739,106	￦	8,343,604

Summary of Changes of Net Gains (Losses) on Overlay Adjustment
38.8.2 Changes in net gains on overlay adjustment for the years ended December 31, 2020 and 2021, are as follows:

	2020		2021
	(In millions of Korean won)
Beginning	￦	187,077	￦	339,202
Recognition of other comprehensive income due to acquisition and valuation		177,500		185,906
Reclassification to profit or loss due to disposal		(25,375)		(65,624)

Ending	￦	339,202	￦	459,484